Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Total revenue	$ 14,711,826	$ 30,079,365	$ 34,575,616	$ 48,810,854
Operating costs and expenses:
Cost of goods sold (exclusive of depreciation and amortization shown below)	10,325,979	24,444,491	27,689,680	39,253,706
Depreciation and amortization	456,841	489,566	919,542	922,165
Sales and marketing	215,192	490,875	334,175	1,040,480
General and administrative	5,909,385	3,826,017	9,585,444	5,152,604
Total operating expenses	16,907,397	29,250,949	38,528,841	46,368,955
(Loss) income from operations	(2,195,571)	828,416	(3,953,225)	2,441,899
Other (expenses) income, net:
Other income, net	50,821	(7,169)	50,821	(2,169)
Change in fair value of warrant liabilities	828,000		690,000
Interest expense	(34,233)	(23,999)	(71,287)	(39,543)
Total other expense, net	844,588	(31,168)	669,534	(41,712)
Net (loss) income before taxes	(1,350,983)	797,248	(3,283,691)	2,400,187
Income tax benefit	61,185		101,818
Net (loss) income	(1,289,798)	797,248	(3,181,873)	2,400,187
Less: Net loss attributable to Sunergy Renewables LLC prior to the Business Combination			(523,681)
Net loss subsequent to the Business Combination	(1,289,798)		(2,658,192)
Less: Net loss attributable to redeemable non-controlling interests	(1,457,036)		(1,581,239)
Net income (loss) attributable to Class A common stock	$ 167,238		$ (1,076,953)
Basic net (loss) income per common unit (in Dollars per share)	$ 0.03		$ (0.36)
Weighted average units outstanding, basic (in Shares)	5,026,964		3,010,654
Nonrelated Party
Total revenue	$ 7,714,200	$ 30,079,365	$ 18,765,221	$ 48,810,854
Related Party
Total revenue	$ 6,997,626		$ 15,810,395
Esgen Acquisition Corp
Operating costs and expenses:
(Loss) income from operations					$ (5,059,125)	$ (2,830,117)
Other (expenses) income, net:
Other income, net					2,057,931	17,164,367
Change in fair value of warrant liabilities					(317,376)	13,179,936
Interest and investment income on marketable securities and cash held in Trust Account					1,950,267	3,984,431
Recovery of deferred offering costs allocated to warrants					425,040
Net (loss) income					(3,001,194)	14,334,250
Legal and professional fees					4,343,626	1,913,373
Insurance					92,103	528,861
Other operating costs					503,396	267,883
Operating cost-related party					$ 120,000	$ 120,000
Redeemable Class A Ordinary Shares
Other (expenses) income, net:
Weighted average units outstanding, basic (in Shares)					3,821,284	27,600,000
Redeemable Class A Ordinary Shares | Esgen Acquisition Corp
Other (expenses) income, net:
Basic net (loss) income per common unit (in Dollars per share)					$ (1.32)	$ 0.44
Weighted average units outstanding, basic (in Shares)					3,821,284	27,600,000
Non-Redeemable Class A and Class B Ordinary Shares
Other (expenses) income, net:
Weighted average units outstanding, basic (in Shares)					6,900,000	6,900,000
Non-Redeemable Class A and Class B Ordinary Shares | Esgen Acquisition Corp
Other (expenses) income, net:
Basic net (loss) income per common unit (in Dollars per share)					$ 0.29	$ 0.3
Weighted average units outstanding, basic (in Shares)					6,900,000	6,900,000